121 State Street Albany, New York 12207 ------ Administration Office: PO Box 750497 Topeka, KS 66675-0497

March 16, 2022
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account B
1940 Act Registration Number: 811‑21613
1933 Act Registration Numbers: 333‑118136 and 333‑120600
CIK: 0001299953
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account B, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AB Variable Products Series Fund, Inc.	0000825316	February 22, 2022
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 23, 2022
ALPS Variable Investment Trust	0001382990	March 2, 2022
American Century Variable Portfolios, Inc.	0000814680	February 24, 2022
American Funds Insurance Series	0000729528	February 28, 2022
BlackRock Variable Series Funds, Inc.	0000355916	February 25, 2022
BlackRock Variable Series Funds II, Inc.	0001738072	February 25, 2022
BNY Mellon Investment Portfolios	0001056707	February 10, 2022
BNY Mellon Variable Investment Fund	0000813383	February 10, 2022
Franklin Templeton Variable Insurance Products Trust	0000837274	February 28, 2022
Guggenheim Variable Funds Trust	0000217087	March 10, 2022
Ivy Variable Insurance Portfolios	0000810016	March 3, 2022
Janus Aspen Series	0000906185	March 1, 2022
JPMorgan Insurance Trust	0000909221	February 22, 2022
Legg Mason Partners Variable Equity Trust	0001176343	February 17, 2022
Legg Mason Partners Variable Income Trust	0000874835	February 25, 2022
Lord Abbett Series Fund, Inc.	0000855396	February 23, 2022

Securities and Exchange Commission
March 16, 2022
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
MFS® Variable Insurance Trust	0000918571	February 22, 2022
MFS® Variable Insurance Trust II	0000719269	February 23, 2022
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	February 28, 2022
Neuberger Berman Advisers Management Trust	0000736913	February 23, 2022
PIMCO Variable Insurance Trust	0001047304	February 28, 2022
Putnam Variable Trust	0000822671	February 25, 2022
Royce Capital Fund	0001006387	February 24, 2022
Rydex Variable Trust	0001064046	March 10, 2022
T. Rowe Price Equity Series, Inc.	0000918294	February 11, 2022
Variable Insurance Products Fund	0000356494	February 22, 2022
Variable Insurance Products Fund III	0000927384	February 18, 2022

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
First Security Benefit Life Insurance
   and Annuity Company of New York